CURRENT EXPECTED CREDIT LOSSES - Narrative (Details) - CECL Reserve - USD ($)	Sep. 30, 2024	Jun. 30, 2024	Dec. 31, 2023
Financing Receivable, Past Due [Line Items]
Current expected credit loss reserve	$ 24,327	$ 71,854	$ 0
Basis points of total loans and loans receivable at carrying value	0.03%
Loans receivable at carrying value, commitment balance	$ 96,400,000
Outstanding
Financing Receivable, Past Due [Line Items]
Current expected credit loss reserve	0	37,421	0
Unfunded
Financing Receivable, Past Due [Line Items]
Current expected credit loss reserve	$ 24,327	$ 34,433	$ 0